General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1 — GENERAL:

a.	Nano-X Imaging Ltd, an Israeli Company (hereinafter “the Company” or “Nanox IL”), was incorporated on December 20, 2018 and commenced its operations on September 3, 2019.

In August 2020, the Company completed an IPO and its ordinary shares began to trade on Nasdaq with net proceeds received from the IPO of approximately $169 million.

On September 19, 2019, Nanox IL established Nanox Imaging Inc. (hereinafter “Nanox Japan”), a wholly owned subsidiary in Japan.

On September 25, 2020, Nanox IL established Nano-X Korea Inc. (hereinafter “Nanox Korea”), a wholly owned subsidiary in Korea.

On September 30, 2021, Nanox IL established Nanox Imaging Inc. (hereinafter “Nanox U.S.”), a wholly owned subsidiary in the United States. On the same date, Nanox U.S. established Nanox MDW Inc. (hereinafter “Nanox MDW”).

On November 2, 2021, Nanox U.S. completed the acquisition of 100% of the shares of USARAD Holdings, Inc. (refer to Note 3).

On November 4, 2021, the Company completed the merger with Zebra Medical Vision Ltd (refer to Note 3).

The Company, together with its subsidiaries, develops a commercial-grade tomographic imaging device with a digital X-ray source, provides teleradiology services and develops artificial intelligence applications designed to be used in real-world medical imaging applications. The Company’s solution, referred to as the Nanox Multi Source System, has two integrated components – “Nanox.ARC” and “Nanox.CLOUD”. Nanox.ARC is a medical tomographic imaging system incorporating the Company’s novel digital X-ray source. Nanox.CLOUD is a platform which employs a matching engine to match medical images to radiologists, provides image repository, connectivity to diagnostic assistive AI systems, billing and reporting. On April 1, 2021, the Company received clearance from the FDA to market the Company’s Nanox Cart X-Ray System, which is the Company’s Single Source System. On April 28, 2023, the Company received clearance from the FDA to market the Nanox.ARC (including the Nanox.CLOUD) as a stationary X-ray system intended to produce tomographic images of the human musculoskeletal system adjunctive to conventional radiography, on adult patients. This device is intended to be used in professional healthcare facilities or radiological environments, such as hospitals, clinics, imaging centers and other medical practices by trained radiographers, radiologists and physicists.

In August 2022, the Company entered into a supply agreement with Re-medi Co Ltd. in order to integrate Remedi’s two-dimensional (“2D”) imaging systems (using traditional X-ray tubes) to the Nanox.CLOUD and the Nanox.MARKETPLACE, creating a mobile 2D X-ray system that enables remote readings of scans with AI-powered imaging analysis and a global teleradiology solution, which is referred to as the “Nanox.CONNECT.”

The Company has experienced net losses and negative cash flows from operations since its inception. The Company anticipates such losses will continue until its product candidates reach commercial profitability. On July 26, 2023, the Company raised $30 million in a registered direct offering by selling 2.1 million of the Company’s ordinary shares, together with 5 year warrants to purchase up to 2.1 million ordinary shares with an exercise price of $19.00 per share at a combined purchase price of $14.00 per share. The net proceeds of the offering were approximately $27.1 million Based on the Company’s activities during the year ended December 31, 2023, the Company has sufficient funds for its plans for the next twelve months from the issuance of these financial statements.

b.	Current Impact of geopolitical tensions and the start of the military conflict between Russia and Ukraine

The Company’s business may materially be affected by conditions in the financial markets and economic conditions in the U.S., Europe, Asia and, to a lesser extent, elsewhere in the world. 2023 was characterized by significant volatility in global markets, driven by investor concerns over inflation, rising interest rates, slowing economic growth and geopolitical uncertainty. Inflation across many key economies reached generational highs, prompting central banks to take monetary policy tightening actions that are likely to create headwinds to economic growth. Continued global supply chain disruption, including due to China’s recurrent restrictions and the ongoing war between Russia and Ukraine, are also contributing to mounting inflationary pressure. In 2022, in the U.S., annual inflation rose to the highest level in over 40 years. Concurrently, Europe experienced high year-over-year inflation. In response to rising inflation, the Federal Reserve raised the federal funds target range and the European Central Bank raised rates. While several key economic factors, including employment, wage growth and household savings, have demonstrated resilience, the U.S. economic contraction in 2023 has opened a debate among economists as to whether the U.S. has entered, or in the near term will enter, a recession.

U.S., Israel and global economies and markets are experiencing volatility and disruption following the escalation of geopolitical tensions and the start of the military conflict between Russia and Ukraine. Although the length and impact of the ongoing military conflicts are highly unpredictable, the ongoing conflict in Ukraine could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets.

As a result, sanctions and penalties have been levied by the United States, European Union and other countries against Russia. Russian military actions and the resulting sanctions could have a negative impact on supply chains, the Company’s MSaaS agreements relating to Russia and Belarus or the region and adversely affect the global economy and financial markets. Any of the abovementioned factors could affect the Company’s business, prospects, financial condition, and operating results. The extent and duration of the military actions, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

c.	The security situation in Israel

In October 2023, Israel was attacked by a terrorist organization and entered a state of war. As of the date of these consolidated financial statements, the war in Israel is ongoing and continues to evolve. The Company’s headquarters and several manufacturing and R&D facilities are located in Israel. Currently, such activities in Israel remain largely unaffected. The Company continues to maintain contingency plans with backup manufacturing and assembly locations for key products and components. During the year ended December 31, 2023, the impact of this war on the Company’s results of operations and financial condition was immaterial, but such impact may increase, which could be material, as a result of the continuation, escalation, or expansion of such war.